Investments (Schedule of equity method investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investment, Summarized Financial Information [Abstract]
Currents assets	$ 5,070,322	$ 3,901,322
Non-current assets	4,049,690	4,193,635
Current liabilities	2,511,895	944,118
Non-current liabilities	979,819	837,315
Non-controlling interests	34,137	5,497
Gross Profit	837,901	539,998	$ 243,782
Net income (loss)	(93,984)	1,379,868	546,598
Net income (loss) attributable to the investees	(89,529)	1,363,333	500,248
Equity Method Investments [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Currents assets	2,223,447	1,948,075
Non-current assets	552,085	302,915
Current liabilities	601,688	447,148
Non-current liabilities	39,719	42,817
Revenues	2,082,821	1,405,623	110,099
Gross Profit	466,970	386,810	91,040
Net income (loss)	(81,953)	23,563	31,970
Net income (loss) attributable to the investees	$ (81,953)	$ 23,563	$ 31,972